Variable Interest Entities - Assets and Liabilities of Consolidated VIEs Included in Condensed Consolidated Balance Sheets (Detail) - USD ($) $ in Millions	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2016
Variable Interest Entity [Line Items]
Restricted cash	$ 690	$ 837
Financing receivables, net	18,939	18,662	$ 19,116
Total Assets	47,264	45,547
Debt	25,474	25,276
Total Liabilities	42,784	41,075
Variable Interest Entities [Member]
Variable Interest Entity [Line Items]
Restricted cash	618	776
Financing receivables, net	10,300	10,263
Total Assets	10,918	11,039
Debt	10,174	10,418
Total Liabilities	$ 10,174	$ 10,418